As filed with the Securities and Exchange Commission on August 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 83.27%	Value
	Auto Components - 2.57%
782,666	Gentex Corp.	$14,847,174
	Chemicals - 2.72%
44,803	Sherwin-Williams Co.	15,724,061
	Communications Equipment - 2.01%
133,682	Motorola Solutions, Inc.	11,595,577
	Diversified Financial Services - 5.49%
187,145	Berkshire Hathaway, Inc. - Class B (a)	31,696,749
	Energy Equipment & Services - 2.15%
188,275	Schlumberger, Ltd.	12,396,026
	Food & Staples Retailing - 6.91%
294,083	CVS Health Corp.	23,661,918
207,986	Walgreens Boots Alliance, Inc.	16,287,384
		39,949,302
	Health Care Providers & Services - 3.31%
116,200	McKesson Corp.	19,119,548
	Health Care Technology - 2.09%
182,107	Cerner Corp. (a)	12,104,652
	Insurance - 10.08%
345,285	American International Group, Inc.	21,587,218
194,954	Aon plc	25,919,134
73,917	Willis Towers Watson plc	10,751,967
		58,258,319
	Internet & Direct Marketing Retail - 3.66%
11,312	Priceline Group, Inc. (a)	21,159,322
	IT Services - 3.33%
289,780	Cognizant Technology Solutions Corp. - Class A	19,241,392
	Media - 3.70%
549,957	Comcast Corp. - Class A	21,404,326
	Multiline Retail - 4.14%
331,527	Dollar General Corp.	23,899,781
	Pharmaceuticals - 5.91%
106,088	Allergan plc	25,788,932
100,359	Novartis AG - ADR	8,376,966
		34,165,898
	Road & Rail - 2.35%
130,000	Kansas City Southern	13,604,500
	Software - 13.02%
426,828	Microsoft Corp.	29,421,254
693,348	Oracle Corp.	34,764,469
105,767	SAP SE - ADR	11,070,632
		75,256,355
	Specialty Retail - 6.74%
178,103	Advance Auto Parts, Inc.	20,765,029
337,850	L Brands, Inc.	18,206,736
		38,971,765
	Technology Hardware, Storage & Peripherals - 3.09%
123,878	Apple, Inc.	17,840,910
	TOTAL COMMON STOCKS (Cost $401,503,044)	481,235,657

	PREFERRED STOCKS - 2.28%
	Semiconductors & Semiconductor Equipment - 2.28%
8,105	Samsung Electronics Co., Ltd. (b)	13,190,150
	TOTAL PREFERRED STOCKS (Cost $6,666,985)	13,190,150

Shares/Principal Amount	SHORT-TERM INVESTMENTS - 14.04%	Value
	Money Market Fund - 3.57%
20,653,909	First American Treasury Obligations Fund, Class Z, 0.84% (c)	20,653,909
	TOTAL MONEY MARKET FUND (Cost $20.653.909)

	U.S. Treasury Bills - 10.47%
$12,000,000	0.90%, 8/10/2017 (d)	11,988,000
11,600,000	0.92%, 8/24/2017 (d)	11,583,992
11,500,000	0.917%, 9/7/2017 (d)	11,480,070
11,678,000	0.944%, 9/21/2017 (d)	11,652,892
13,825,000	0.983%, 9/28/2017 (d)	13,791,419
	TOTAL U.S. TREASURY BILLS (Cost $60,492,650)	60,496,373
	TOTAL SHORT-TERM INVESTMENTS (Cost $81,146,559)	81,150,282

	Total Investments in Securities (Cost $489,316,588) - 99.59%	575,576,089
	Other Assets in Excess of Liabilities - 0.41%	2,339,952
	TOTAL NET ASSETS - 100.00%	$577,916,041

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is 7-day annualized yield as of June 30, 2017.
(d)	Rate shown is the discount rate at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 57.91%	Value
	Auto Components - 1.82%
64,775	Gentex Corp.	$1,228,782
	Capital Markets - 0.47%
6,758	Oaktree Cap Group, LLC.	314,922
	Chemicals - 1.98%
3,806	Sherwin-Williams Co.	1,335,754
	Communications Equipment - 1.33%
10,345	Motorola Solutions, Inc.	897,325
	Diversified Financial Services - 3.78%
15,055	Berkshire Hathaway, Inc. - Class B (a)	2,549,865
	Energy Equipment & Services - 1.40%
14,330	Schlumberger, Ltd.	943,487
	Food & Staples Retailing - 4.88%
23,900	CVS Health Corp.	1,922,994
17,490	Walgreens Boots Alliance, Inc.	1,369,642
		3,292,636
	Health Care Providers & Services - 2.28%
9,330	McKesson Corp.	1,535,158
	Health Care Technology - 1.53%
15,475	Cerner Corp. (a)	1,028,623
	Insurance - 6.70%
27,450	American International Group, Inc.	1,716,174
14,908	Aon plc	1,982,019
5,605	Willis Towers Watson plc	815,303
		4,513,496
	Internet & Direct Marketing Retail - 2.42%
873	Priceline Group, Inc. (a)	1,632,964
	IT Services - 2.36%
23,950	Cognizant Technology Solutions Corp. - Class A	1,590,280
	Media - 2.38%
41,130	Comcast Corp. - Class A	1,600,780
	Multiline Retail - 2.93%
27,438	Dollar General Corp.	1,978,006
	Pharmaceuticals - 4.18%
8,540	Allergan plc	2,075,988
8,844	Novartis AG - ADR	738,209
		2,814,197
	Road & Rail - 1.67%
10,740	Kansas City Southern	1,123,941
	Software - 9.04%
34,659	Microsoft Corp.	2,389,045
56,605	Oracle Corp.	2,838,175
8,295	SAP SE - ADR	868,237
		6,095,457
	Specialty Retail - 4.79%
14,920	Advance Auto Parts, Inc.	1,739,523
27,650	L Brands, Inc.	1,490,058
		3,229,581
	Technology Hardware, Storage & Peripherals - 1.97%
9,227	Apple, Inc.	1,328,873
	TOTAL COMMON STOCKS (Cost $31,779,615)	39,034,127

	PREFERRED STOCKS - 5.56%
	Closed-End Funds - 3.20%
42,653	GDL Fund - Series B	2,155,256
	Semiconductors & Semiconductor Equipment - 2.36%
980	Samsung Electronics Co., Ltd. (b)	1,594,861
	TOTAL PREFERRED STOCKS (Cost $3,000,765)	3,750,117

Principal
Amount	CORPORATE BONDS - 7.83%	Value
	Chemicals - 0.12%
	Ecolab, Inc.
$82,000	1.45%, 12/8/2017	81,958
	Computer and Electronic Product Manufacturing - 0.14%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	96,855
	Consumer Finance - 0.24%
	American Express Credit Corp.
62,000	1.875%, 11/5/2018	62,108
	American Express Co.
100,000	1.55%, 5/22/2018	99,995
		162,103
	Diversified Telecommunication Services - 0.33%
	AT&T, Inc.
117,000	1.40%, 12/1/2017	116,915
104,000	2.375%, 11/27/2018	104,755
		221,670
	Food & Staples Retailing - 0.07%
	Walgreens Boots Alliance, Inc.
46,000	2.70%, 11/18/2019	46,748
	Food Products - 0.01%
	Campbell Soup Co.
10,000	3.05%, 7/15/2017	10,003
	Insurance - 0.01%
	American International Group, Inc.
6,000	5.85%, 1/16/2018	6,135
	Internet & Direct Marketing Retail - 0.07%
	Amazon.com, Inc.
47,000	1.20%, 11/29/2017	46,988
	Internet Software & Services - 0.25%
	eBay, Inc.
167,000	1.35%, 7/15/2017	166,982
	Media - 0.16%
	CBS Corp.
77,000	1.95%, 7/1/2017	77,000
	Comcast Corp.
31,000	5.875%, 2/15/2018	31,817
		108,817
	Multiline Retail - 0.07%
	Dollar General Corp.
45,000	1.875%, 4/15/2018	45,041
	Nondepository Credit Intermediation - 0.25%
	General Electric Co.
165,000	1.60%, 11/20/2017	165,110
	Oil, Gas & Consumable Fuels - 0.24%
	Chevron Corp.
165,000	1.345%, 11/15/2017	165,027
	Petroleum and Coal Products Manufacturing - 2.27%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,083,320
425,000	5.625%, 5/1/2027	443,594
		1,526,914
	Rail Transportation - 0.25%
	Canadian Pacific Railway Co.
160,000	6.50%, 5/15/2018	166,476
	Securities and Commodity Contracts Intermediation and Brokerage - 2.95%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, 6/1/2043 (c)	1,985,930
	Software - 0.07%
	Oracle Corp.
50,000	1.20%, 10/15/2017	49,977

	Specialty Retail - 0.27%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	54,245
	L Brands, Inc.
25,000	7.00%, 5/1/2020	27,656
90,000	6.625%, 4/1/2021	100,125
		182,026
	Technology Hardware, Storage & Peripherals - 0.06%
	Apple, Inc.
41,000	1.30%, 2/23/2018	40,989
	TOTAL CORPORATE BONDS (Cost $4,873,241)	5,275,749

	MUNICIPAL BONDS - 4.94%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,474
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	84,960
145,000	7.875%, 2/1/2026, Series 2011B	157,497
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	103,982
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	136,960
405,000	5.60%, 11/1/2020	450,668
570,000	6.65%, 3/1/2022, Series 2010	664,968
810,000	7.95%, 3/1/2036, Series 2010	925,222
	Commonwealth of Massachusetts, Build America Bonds
155,000	4.20%, 12/1/2021	165,666
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	39,934
15,000	4.988%, 4/1/2039	15,978
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	105,511
215,000	5.20%, 12/1/2022	236,150
25,000	5.30%, 12/1/2023	27,337
10,000	5.027%, 4/1/2024	10,573
	State of Georgia, Build America Bonds
5,000	4.503%, 11/1/2025	5,460
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	102,717
20,000	5.727%, 4/1/2020	20,682
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,649
10,000	4.20%, 3/1/2021	10,810
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/01/2020, Series 2009A	46,276
	TOTAL MUNICIPAL BONDS (Cost $3,380,062)	3,332,474

Shares/Principal Amount	SHORT-TERM INVESTMENTS - 24.02%	Value
	Money Market Fund - 7.47%
5,039,022	First American Treasury Obligations Fund, Class Z, 0.84% (d)	5,039,022
	TOTAL MONEY MARKET FUND (Cost $5,039,022)	5,039,022

	U.S. Treasury Bills - 16.55%
679,000	0.748%, 7/20/2017 (e)	678,732
679,000	0.768%, 8/3/2017 (e)	678,522
1,400,000	0.90%, 8/10/2017 (e)	1,398,600
675,000	0.887%, 8/31/2017 (e)	673,985
680,000	0.917%, 9/7/2017 (e)	678,822
560,000	0.944%, 9/21/2017 (e)	558,796
675,000	0.983%, 9/28/2017 (e)	673,360
560,000	0.989%, 10/5/2017 (e)	558,523
675,000	1.006%, 10/19/2017 (e)	672,926
675,000	1.02%, 11/2/2017 (e)	672,628
675,000	1.029%, 11/9/2017 (e)	672,472
560,000	1.032%, 11/16/2017 (e)	557,784
675,000	1.041%, 11/24/2017 (e)	672,150
675,000	1.096%, 1/4/2018 (e)	671,157
675,000	1.11%, 3/29/2018 (e)	669,359
675,000	1.15%, 4/26/2018 (e)	668,555
	TOTAL U.S. TREASURY BILLS (Cost $11,157,765)	11,156,371
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,196,787)	16,195,393

	Total Investments in Securities (Cost $59,230,470) - 100.26%	67,587,860
	Liabilities in Excess of Other Assets - (0.26)%	(177,997)
	TOTAL NET ASSETS - 100.00%	$67,409,863

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security.
(d)	Rate shown is 7-day annualized yield as of June 30, 2017.
(e)	Rate shown is the discount rate at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 90.76%	Value
	Airlines - 3.55%
9,822	Ryanair Holdings plc - ADR (a)	$1,056,945
	Auto Components - 3.94%
57,252	Gentex Corp.	1,086,070
11,208	Nexen Corp. (b)	88,947
		1,175,017
	Automobiles - 0.52%
4,600	Subaru Corp. (b)	154,840
	Biotechnology - 1.46%
2,635	Shire plc - ADR	435,487
	Chemicals - 3.51%
2,982	Sherwin-Williams Co.	1,046,563
	Diversified Financial Services - 3.71%
6,520	Berkshire Hathaway, Inc. - Class B (a)	1,104,292
	Food & Staples Retailing - 7.53%
15,809	CVS Health Corp.	1,271,992
12,388	Walgreens Boots Alliance, Inc.	970,105
		2,242,097
	Food Products - 2.14%
7,320	Nestle SA - ADR	638,304
	Health Care Providers & Services - 4.17%
1,650	AmerisourceBergen Corp.	155,974
2,299	Anthem, Inc.	432,511
3,972	McKesson Corp.	653,553
		1,242,038
	Health Care Technology - 1.85%
8,300	Cerner Corp. (a)	551,701
	Insurance - 6.28%
90,700	AIA Group Ltd. (b)	662,756
5,549	American International Group, Inc.	346,924
6,475	Aon plc	860,851
		1,870,531
	Internet & Direct Marketing Retail - 3.01%
479	Priceline Group, Inc. (a)	895,979
	IT Services - 6.35%
15,025	Cognizant Technology Solutions Corp. - Class A	997,660
9,535	Visa, Inc. - Class A	894,192
		1,891,852
	Media - 2.90%
22,175	Comcast Corp. - Class A	863,051
	Multiline Retail - 3.60%
14,888	Dollar General Corp.	1,073,276
	Personal Products - 3.71%
43,640	Hengan International Group Co., Ltd. (b)	321,957
13,187	Kao Corp. - ADR (a)	783,506
		1,105,463
	Pharmaceuticals - 7.35%
6,499	Allergan plc	1,579,842
7,303	Novartis AG - ADR	609,581
		2,189,423

	Road & Rail - 4.36%
12,414	Kansas City Southern	1,299,125
	Software - 9.03%
16,800	Microsoft Corp.	1,158,024
30,529	Oracle Corp.	1,530,724
		2,688,748
	Specialty Retail - 7.61%
10,337	Advance Auto Parts, Inc.	1,205,191
16,932	L Brands, Inc.	912,466
680	O'Reilly Automotive, Inc. (a)	148,743
		2,266,400
	Technology Hardware, Storage & Peripherals - 1.19%
2,454	Apple, Inc.	353,425
	Wireless Telecommunication Services - 2.99%
21,880	SoftBank Corp. - ADR (a)	890,516
	TOTAL COMMON STOCKS (Cost $24,091,570)	27,035,073

	PREFERRED STOCKS - 6.14%
	Auto Components - 0.57%
14,157	Nexen Corp. (b)	69,043
19,043	Nexen Tire Corp. (b)	100,695
		169,738
	Capital Markets - 0.23%
2,000	Korea Investment Holdings Co., Ltd. (b)	67,561
	Personal Products - 0.27%
1,519	AMOREPACIFIC Group (b)	82,313
	Semiconductors & Semiconductor Equipment - 5.07%
928	Samsung Electronics Co., Ltd. (b)	1,510,236
	TOTAL PREFERRED STOCKS (Cost $1,220,022)	1,829,848

	WARRANTS - 1.56%
	Insurance - 1.56%
22,060	American International Group, Inc.
	Expiration: January 19, 2021
	Exercise Price: $44.1593	465,025

	TOTAL WARRANTS (Cost $459,872)	465,025

	MONEY MARKET FUND - 2.19%
652,161	First American Treasury Obligations Fund, Class Z, 0.84% (c)	652,161
	TOTAL MONEY MARKET FUND (Cost $652,161)	652,161

	Total Investments in Securities (Cost $26,423,625) - 100.65%	29,982,107
	Liabilities in Excess of Other Assets - (0.65)%	(195,149)
	TOTAL NET ASSETS - 100.00%	$29,786,958

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is 7-day annualized yield as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets

United States	76.4%
Republic of Korea	6.5%
Japan	6.1%
Switzerland	4.2%
Ireland	3.5%
Hong Kong	2.2%
China	1.1%
100.0%

Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 94.43%	Value
	Airlines - 1.04%
2,483	Ryanair Holdings plc - ADR (a)	$267,196
	Auto Components - 4.01%
54,177	Gentex Corp. (d)	1,027,738
	Chemicals - 3.64%
2,657	Sherwin-Williams Co. (d)	932,501
	Communications Equipment - 2.86%
8,470	Motorola Solutions, Inc. (d)	734,688
	Diversified Financial Services - 5.94%
9,002	Berkshire Hathaway, Inc. - Class B (a) (d)	1,524,669
	Energy Equipment & Services - 2.36%
9,214	Schlumberger, Ltd. (d)	606,650
	Food & Staples Retailing - 6.89%
12,868	CVS Health Corp. (d)	1,035,359
9,335	Walgreens Boots Alliance, Inc. (d)	731,024
		1,766,383
	Health Care Providers & Services - 3.58%
5,585	McKesson Corp. (d)	918,956
	Health Care Technology - 2.26%
8,739	Cerner Corp. (a) (d)	580,881
	Insurance - 11.26%
16,425	American International Group, Inc. (d)	1,026,891
9,632	Aon plc (d)	1,280,574
3,987	Willis Towers Watson plc (d)	579,949
		2,887,414
	Internet & Direct Marketing Retail - 4.09%
561	Priceline Group, Inc. (a) (d)	1,049,361
	IT Services - 3.51%
13,556	Cognizant Technology Solutions Corp. - Class A	900,118
	Media - 3.85%
25,391	Comcast Corp. - Class A (d)	988,218
	Multiline Retail - 4.09%
14,541	Dollar General Corp. (d)	1,048,260
	Pharmaceuticals - 6.30%
4,581	Allergan plc (d)	1,113,596
6,030	Novartis AG - ADR (d)	503,324
		1,616,920
	Road & Rail - 3.31%
8,105	Kansas City Southern (d)	848,188
	Software - 13.27%
19,379	Microsoft Corp. (d)	1,335,794
31,390	Oracle Corp. (d)	1,573,895
4,727	SAP SE - ADR (d)	494,775
		3,404,464
	Specialty Retail - 8.41%
9,125	Advance Auto Parts, Inc. (d)	1,063,884
20,302	L Brands, Inc. (d)	1,094,074
		2,157,958
	Technology Hardware, Storage & Peripherals - 3.76%
5,475	Apple, Inc. (d)	788,510
170	Samsung Electronics Co., Ltd. (b)	175,950
		964,460
	TOTAL COMMON STOCKS (Cost $21,540,730)	24,225,023

	MONEY MARKET FUND - 5.40%
1,385,637	First American Treasury Obligations Fund, Class Z, 0.84% (c)	1,385,637
	TOTAL MONEY MARKET FUND (Cost $1,385,637)	1,385,637

	Total Investments in Securities (Cost $22,926,367) - 99.83%	25,610,660
	Other Assets in Excess of Liabilities - 0.17%	43,853
	TOTAL NET ASSETS - 100.00%	$25,654,513

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2017.
(d)	All or a portion of the security has been segregated for open short positions.

Schedule of Securities Sold Short at June 30, 2017 (Unaudited)
Shares	EXCHANGE-TRADED FUND - 57.59%	Value
61,098	SPDR S&P 500 ETF Trust	$14,773,496
	Total Securities Sold Short (Proceeds $12,781,688)	$14,773,496

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Funds
Notes to Schedule of Investments
June 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Other derivative instruments, including rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of June 30, 2017:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$120,282,369	$-	$-	$120,282,369
Consumer Staples	39,949,302	-	-	39,949,302
Energy	12,396,026	-	-	12,396,026
Financials	89,955,068	-	-	89,955,068
Health Care	65,390,098	-	-	65,390,098
Industrials	13,604,500	-	-	13,604,500
Information Technology	123,934,233	-	-	123,934,233
Materials	15,724,061	-	-	15,724,061
Total Common Stocks	481,235,657	-	-	481,235,657
Preferred Stocks
Information Technology	13,190,150	-	-	13,190,150
Total Preferred Stocks	13,190,150	-	-	13,190,150
Money Market Fund	20,653,909			20,653,909
U.S. Treasury Bills	-	60,496,373	-	60,496,373
Total Short-Term Investments	20,653,909	60,496,373	-	81,150,282
Total Investments in Securities	$515,079,716	$60,496,373	$-	$575,576,089

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,670,112	$-	$-	$9,670,112
Consumer Staples	3,292,636	-	-	3,292,636
Energy	943,487	-	-	943,487
Financials	7,378,284	-	-	7,378,284
Health Care	5,377,978	-	-	5,377,978
Industrials	1,123,941	-	-	1,123,941
Information Technology	9,911,935	-	-	9,911,935
Materials	1,335,754	-	-	1,335,754
Total Common Stocks	39,034,127	-	-	39,034,127
Preferred Stocks
Closed-End Funds	-	2,155,256	-	2,155,256
Information Technology	1,594,861	-	-	1,594,861
Total Preferred Stocks	1,594,861	2,155,256	-	3,750,117
Fixed Income
Corporate Bonds	-	5,275,749	-	5,275,749
Municipal Bonds	-	3,332,474	-	3,332,474
Total Fixed Income	-	8,608,223	-	8,608,223
Money Market Fund	5,039,022	-	-	5,039,022
U.S. Treasury Bills	-	11,156,371	-	11,156,371
Total Short-Term Investments	5,039,022	11,156,371	-	16,195,393
Total Investments in Securities	$45,668,010	21,919,850	$-	$67,587,860

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,428,563	$-	$-	$6,428,563
Consumer Staples	3,985,863	-	-	3,985,863
Financials	2,974,823	-	-	2,974,823
Health Care	4,418,649	-	-	4,418,649
Industrials	2,356,071	-	-	2,356,071
Information Technology	4,934,025	-	-	4,934,025
Materials	1,046,563	-	-	1,046,563
Telecommunications	890,516	-	-	890,516
Total Common Stocks	27,035,073	-	-	27,035,073
Preferred Stocks
Consumer Discretionary	169,738	-	-	169,738
Consumer Staples	82,313	-	-	82,313
Financials	67,561	-	-	67,561
Information Technology	1,510,236	-	-	1,510,236
Total Preferred Stocks	1,829,848	-	-	1,829,848
Warrants	465,025	-	-	465,025
Money Market Fund	652,161	-	-	652,161

Total Investments in Securities	$29,982,107	$-	$-	$29,982,107

Scharf Alpha Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,271,536	$-	$-	$6,271,536
Consumer Staples	1,766,383	-	-	1,766,383
Energy	606,650	-	-	606,650
Financials	4,412,083	-	-	4,412,083
Health Care	3,116,756	-	-	3,116,756
Industrials	1,115,384	-	-	1,115,384
Information Technology	6,003,730	-	-	6,003,730
Materials	932,501	-	-	932,501
Total Common Stocks	24,225,023	-	-	24,225,023
Money Market Fund	1,385,637	-	-	1,385,637
Total Investments in Securities	$25,610,660	$-	$-	$25,610,660

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$14,773,496	$-	$-	$14,773,496
Total Securities Sold Short	$14,773,496	$-	$-	$14,773,496

Refer to the Funds' schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2017.

Note 2 - Leverage and Short Sales

The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

 With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund's short sale obligations, the Fund may earmark cash or high-grade securities on the Fund's records or hold offsetting positions.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2017, was as follows*:

Scharf Fund

Cost of investments	$ 489,316,588

Gross unrealized appreciation	98,966,551
Gross unrealized depreciation	(12,707,050)
Net unrealized appreciation	$ 86,259,501

Scharf Balanced Opportunity Fund

Cost of investments	$59,230,470

Gross unrealized appreciation	9,418,583
Gross unrealized depreciation	(1,061,193)
Net unrealized appreciation	$ 8,357,390

Scharf Global Opportunity Fund

Cost of investments	$26,423,625

Gross unrealized appreciation	4,281,226
Gross unrealized depreciation	(722,744)
Net unrealized appreciation	$3,558,482

Scharf Alpha Opportunity Fund

Cost of investments	$22,926,367

Gross unrealized appreciation	3,418,502
Gross unrealized depreciation	(734,209)
Net unrealized appreciation	$ 2,684,293

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                       8/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                       8/21/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                                       8/21/2017

* Print the name and title of each signing officer under his or her signature.